BIOLOGICAL ASSETS (Tables)	2 Months Ended
Dec. 31, 2023
Schedule of Fair value of biological assets

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Beginning balance	1,566,822	1,199,519	1,188,552
Increase in biological assets due to capitalized costs	1,057,764	6,792,298	5,630,863
Change in FVLCTS due to biological transformation	686,867	3,355,797	3,278,572
Transferred to inventory upon harvest	(1,588,111)	(9,780,792)	(8,898,468)
Ending balance	1,723,342	1,566,822	1,199,519

Schedule of Fair value of biological assets

			Impact of 20% change
	December 31, 2023	October 31, 2023	December 31, 2023	October 31, 2023
Estimated selling price per pound ($/pound)	$938	$945	$335,193	$340,390
Estimated stage of growth (%)	55%	51%	$285,243	$280,663
Estimated flower yield per harvest (pound)	2,972	3,283	$285,243	$280,663